EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
EQUITY
EQUITY
9.	EQUITY

The Company has authorized an unlimited number of both Common and Preferred Shares. As of June 30, 2022 and December 31, 2021, the Company had 7,195,529 issued and outstanding Common Shares and 70,000,000 and 0 issued and outstanding Series 1 Convertible Preferred Shares as of June 30, 2022 and December 31, 2021, respectively. The Common Shares have no par value.

Common Shares reserved for future issuance consists of the following:

	June 30,	December 31,
	2022	2021
Warrants	1,560,588	1,560,588
Series 1 Convertible Preferred Shares	1,166,667	—
Convertible debt	—	1,166,667
Options issued and outstanding under stock option plan	834,691	738,037
Deferred share units	1,061	1,061
Common Shares available for grant under stock option plan	185,144	281,798
Total Common Shares reserved for future issuance	3,748,151	3,748,151

The rights of the Common Shares are as follows:

i)	Voting

Subject to any special voting rights or restrictions, holders of Common Shares entitled to vote shall have one vote per share.

ii)	Dividends

The Company’s Board of Directors may from time to time declare and authorize payment of dividends, if any, as they may deem advisable and need not give notice of such declaration to any shareholder. Subject to the rights of common shareholders, if any, holding shares with specific rights as to dividends, all dividends on Common Shares shall be declared and paid according to the number of such shares held and paid in Canadian dollars.

iii)	Liquidation Rights

In the event of the liquidation, dissolution or winding-up of the Company or any other distribution of the Company’s assets for the purpose of winding up the Company’s affairs, after the payment of dividends declared but unpaid, the holders of Common Shares shall be entitled pari passu to receive any remaining property of the Company.

Series 1 Convertible Preferred Shares

On June 17, 2022, the directors of the Company authorized the issuance of 70,000,000 Series 1 Convertible Preferred Shares (“Preferred Shares”) with the following preferences, privileges and rights:

Dividends

If the Company declares, pays or sets aside any dividends on shares of any other class or series of capital stock the holders of the Preferred Shares shall receive a dividend on each outstanding share of Preferred Share in an amount equal to that dividend per share of the Preferred Share as would equal the product of the dividend payable as if all shares of such series had been converted into Common Shares.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of the Preferred Shares shall be entitled to be paid out of the assets of the Company available for distribution to the shareholders an amount per share equal to $6.00, plus any dividends declared but not paid. If, upon any such liquidation event, the assets available for distribution to the shareholders are insufficient to pay the holders of the Preferred Shares, the holders of the Preferred Shares shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.

Voting

The Preferred Shares do not confer any voting rights or privileges.

Redemption

The Preferred Shares are not subject to mandatory redemption or other redemption provisions for which the events resulting in redemption are not within the Company’s control.

Optional Conversion

Preferred Shares are convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of fully paid and non-assessable Common Shares as is determined by dividing $0.10 by the applicable conversion price in effect at the time of conversion. The Conversion Price was initially equal to $0.10 and, following the Reverse Share Split on June 28, 2022, is equal to $6.00, such that 60 Preferred Shares are convertible into 1 Common Share.

Mandatory Conversion

All outstanding Preferred Shares shall automatically convert into Common Shares, at the effective conversion rate upon the closing of one or more sales of equity securities resulting in at least $30 million of gross proceeds to the Company.

iv)	Equity Transactions

In August 2021, the Company announced the closing of a public offering of 2,096,354 Common Share units at a price of US$9.60 per unit for gross proceeds of $20,125,000. The Company incurred $3,067,604 of share issuance costs in conjunction with the public offering. Each Common Share unit (“Unit”) consisted of one Common Share and one-quarter Common Share purchase warrant. Each whole warrant entitles the holder thereof to purchase one quarter Common Share at an exercise price of $12.60 per share at any time for five years. The warrants contain an acceleration clause allowing the Company to accelerate the expiry date of the warrants to 30 days following a time period during which the Common Share VWAP exceeds a TSX trading price of C$37.80 for ten consecutive trading days.

The Company determined the allocation of the US$9.60 Unit issue price to the Common Shares and the one-quarter Common Share purchase warrants based on the relative fair values of the warrants, with the residual charged to equity. The Common Shares were allocated gross proceeds of $15,868,381 and share issue costs of $1,665,099. The Common Share warrants are accounted for as a warrant liability since the exercise price is in US$ while the Company’s functional currency is C$. The initial balance was calculated using the assumptions below resulting an allocation of gross proceeds of $2,739,221. Due to the existence of the acceleration option, the Company determined it was appropriate to fair value the warrants using a Monte Carlo Simulation model (“Monte Carlo”). The Common Shares issued were allocated a price of US$8.28 per share and the quarter Common Share purchase warrants were allocated a price of US$1.32. Assumptions used to determine the value of the Common Share warrants were: an average risk-free interest rate of 0.84%; annual volatility of 95.6%; and expected life of 5.0 years. The issuance costs allocated to the warrants based on the relative fair values of the warrants amounted to $444,558 and were charged to general and administrative expense in the condensed consolidated statements of operations and comprehensive loss.

As of June 30, 2022, the fair value of the warrants was calculated using the Monte Carlo model with the following parameters: risk free interest rate of 2.39%; annual volatility of 94.00%; and expected life of 4.4 years. The balance as of June 30, 2022 was $1,605,020.

June 30,
2022
Balance at December 31, 2021	$1,871,687
Change in fair value of the warrant liability	(267,742)
Foreign exchange loss	1,075
Balance at June 30, 2022	$1,605,020

December 31,
2021
Balance at December 31, 2020	$—
Warrant liability at issuance	2,739,221
Change in fair value of the warrant liability	(840,555)
Foreign exchange gain	(26,979)
Balance at December 31, 2021	$1,871,687

11.	COMMON SHARES

The Company has authorized an unlimited number of both common and preferred shares. As of December 31, 2021 and 2020, the Company has 7,195,526 and 4,828,846 issued and outstanding common shares and no preferred shares as of December 31, 2021 and 2020, respectively. The common shares have no par value.

Common shares reserved for future issuance consists of the following:

	December 31,
	2021	2020
Warrants	1,560,588	619,429
Convertible debt	1,166,667	—
Special Warrants	—	540,653
Options issued and outstanding under stock option plan	738,037	646,195
Deferred share units	1,061	1,061
Common shares available for grant under stock option plan	281,798	173,120
Total common shares reserved for future issuance	3,748,151	1,980,458

The rights of the common shares are as follows:

Voting

Subject to any special voting rights or restrictions, holders of common shares entitled to vote shall have one vote per share.

Dividends

The Company’s board of directors may from time to time declare and authorize payment of dividends, if any, as they may deem advisable and need not give notice of such declaration to any shareholder. Subject to the rights of common shareholders, if any, holding shares with specific rights as to dividends, all dividends on common shares shall be declared and paid according to the number of such shares held and paid in Canadian dollars.

Liquidation Rights

In the event of the liquidation, dissolution or winding-up of the Company or any other distribution of the Company’s assets for the purpose of winding up the Company’s affairs, after the payment of dividends declared but unpaid, the holders of Common Shares shall be entitled pari passu to receive any remaining property of the Company.

Equity Transactions

In August 2021, the Company announced the closing of a public offering of 2,096,354 common share units at a price of US$9.60 per unit for gross proceeds of $20,125,000. The Company incurred $3,067,604 of share issuance costs in conjunction with the public offering. Each common share unit (“Unit”) consisted of one common share and one-quarter common share warrant. Each whole warrant entitles the holder thereof to purchase one quarter common share at an exercise price of $12.60 per share at any time for five years. The warrants contain an acceleration clause allowing the Company to accelerate the expiry date of the warrants to 30 days following a time period during which the common share VWAP exceeds a TSX trading price of $37.80 for ten consecutive trading days.

The Company determined the allocation of the US$9.60 Unit issue price to the common shares and the one-quarter common share purchase warrants based on the relative fair values of the warrants, with the residual charged to equity. The common shares were allocated gross proceeds of $15,868,381 and share issue costs of $1,665,099. The common share warrants are accounted for as a warrant liability since the exercise price is in US$ while the Company’s functional currency is C$. The initial balance was calculated using the assumptions below resulting an allocation of gross proceeds of $2,739,221. Due to the existence of the acceleration option, the Company determined it was appropriate to fair value the warrants using a Monte Carlo Simulation model (“Monte Carlo”). The common shares issued were allocated a price of US$8.28 per share and the quarter common share purchase warrants were allocated a price of US$1.32. Assumptions used to determine the value of the common share warrants were: an average risk-free interest rate of 0.84%; annual volatility of 95.6%; and expected life of 5.0 years. The issuance costs allocated to the warrants based on the relative fair values of the warrants, amounted to $444,558 and were charged to general and administrative expense in the consolidated statements of operations and comprehensive loss.

As of December 31, 2021, the fair value of the warrants was calculated using the Monte Carlo model with the following parameters: risk free interest rate of 1.21%; annual volatility of 93.6%; and expected life of 4.7 years. The balance at December 31, 2021 was $1,871,687.

December 31,
2021
Balance at December 31, 2020	$—
Warrant liability at issuance	2,739,221
Change in fair value of the warrant liability	(840,555)
Foreign exchange gain	(26,979)
Balance at December 31, 2021	$1,871,687

Related to the sale of the Units, the Company paid certain intermediaries $1,408,750 and issued 146,744 compensation warrants. The compensation warrants are exercisable at any time for five years at an exercise price of USD$9.60 and do not have an acceleration clause. The compensation warrants have been issued as consideration for services provided by the intermediaries. The Company used a Black Scholes calculation to determine the fair value of the compensation warrants at the issuance date. The fair value of $957,947 was recorded to additional paid-in capital. Significant assumption used in the Black Scholes calculation included risk free interest rate of 1.21%; historical volatility of 95.6%; and a 5.0 year expiry.